Special Charges, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Special Charges, Net [Abstract]
Special Charges, Net
Special Charges
As part of our business strategy, the Company incurs amounts related to corporate-level decisions or actions by the Board of Directors. These actions are primarily associated with initiatives attributable to acquisition integration, restructuring and realignment of manufacturing operations and management structures as well as the pursuit of certain transaction opportunities when applicable. In addition, the Company evaluates its long-lived assets for impairment whenever events or changes in circumstances including the aforementioned, indicate that the carrying amounts may not be recoverable. These amounts are included in Special charges, net in the Consolidated Statements of Comprehensive Income (Loss).
A summary for each respective period is as follows:

In thousands	Three Months Ended March 31, 2015	Three Months Ended March 29, 2014
Restructuring and plant realignment costs	$1,008	$2,912
Acquisition and integration - Providência	1,093	2,431
Acquisition and integration - Fiberweb	1,816	3,034
Other charges	2,105	334
Total restructuring and plant realignment costs	$6,022	$8,711

Restructuring and Plant Realignment Costs
The Company incurs costs associated with restructuring initiatives intended to result in improved operating performance, profitability and working capital levels. Actions associated with these initiatives include reducing headcount, improving manufacturing productivity, realignment of management structures, reducing corporate costs and rationalizing certain assets, businesses and employee benefit programs. Amounts incurred for the current and prior period primarily relate to cost improvement initiatives associated with the acquisition and integration of Fiberweb. In addition, the Company incurs costs associated with less significant ongoing restructuring initiatives resulting from the continuous evaluation of opportunities to optimize manufacturing facilities and manufacturing processes. Costs associated with these initiatives primarily relate to professional consulting fees.
Acquisition and Integration - Providência
In association with the Providência Acquisition, the Company incurred direct acquisition costs associated with the transaction including investment banking, legal, accounting and other fees for professional services. Other costs included direct financing costs associated with both the Senior Unsecured Notes and the Incremental Amendment to the Term Loans. A majority of these costs have been capitalized as intangible assets on the Consolidated Balance Sheets as of the date of the Providência Acquisition. However, a portion of these costs related to the Incremental Term Loan were expensed as incurred. Costs incurred in the current period relate to integration activities and the Mandatory Tender Offer.
Acquisition and Integration - Fiberweb
In association with the Fiberweb Acquisition, the Company incurred direct acquisition costs associated with the transaction including investment banking, legal, accounting and other fees for professional services. Other expenses included direct financing costs associated with both the Secured Bridge Facility and the Unsecured Bridge Facility, as well as with the Term Loans. These costs have been capitalized as intangible assets on the Consolidated Balance Sheets as of the date of the Fiberweb Acquisition. In addition, the Company launched several initiatives during 2014 focused on the integration of Fiberweb into the existing operations and underlying processes of the Company. These initiatives include cost reduction initiatives and costs associated with integrating the back office activities of the combined business. As a result, the Company incurred costs directly associated with these activities which include legal, accounting and other fees for professional services.
Other Charges
In general, other charges consist primarily of expenses related to the Company’s pursuit of other business opportunities. The Company reviews its business operations on an ongoing basis in light of current and anticipated market conditions and other factors and, from time to time, may undertake certain actions in order to optimize overall business, performance or competitive position. To the extent any such decisions are made, the Company would likely incur costs associated with such actions, which could be material. Other charges also include various corporate-level initiatives and most recently, the relocation of our Nanhai, China manufacturing facility.
Restructuring Reserve
Amounts accrued for Restructuring and Plant Realignment costs are included in Accounts payable and accrued liabilities in the Consolidated Balance Sheets. Changes in the Company's reserves for the respective periods presented are as follows:

In thousands	North America	South America	Europe	Asia	Corporate	Total
December 31, 2014	$598	$1,145	$1,718	$39	$180	$3,680
Additions	248	(15)	783	—	(8)	1,008
Acquisitions	—	—	—	—	—	—
Cash payments	(458)	(277)	(1,146)	(50)	(131)	(2,062)
Adjustments	4	(59)	(172)	11	1	$(215)
March 31, 2015	$392	$794	$1,183	$—	$42	$2,411

The Company accounts for its restructuring programs in accordance with ASC 712, "Compensation - Non-retirement Postemployment Benefits" ("ASC 712") and ASC 420, "Exit of Disposal Cost Obligations" ("ASC 420"). Costs incurred for the respective periods presented primarily consisted of employee separation and severance expenses. Programs in existence prior to the acquisition of Fiberweb are substantially complete as of March 31, 2015. As a result of the acquisition of Fiberweb, the Company has initiated a restructuring program to integrate and optimize the combined footprint. Total projected costs for these programs are expected to range between $16.0 million and $23.0 million with payments continuing into 2015. Cost incurred since the Fiberweb Acquisition Date totaled $13.4 million.
A summary of special charges by reportable segment is as follows:

In thousands	Restructuring and Plant Realignment Costs	Acquisition and Integration Costs	Other Special Charges	Total Special Charges, Net
For the three months ended March 31, 2015
North America	$248	$490	$71	$809
South America	(15)	227	—	212
Europe	783	225	(5)	1,003
Asia	—	—	1,193	1,193
Corporate	(8)	1,967	846	2,805
Total	$1,008	$2,909	$2,105	$6,022

For the three months ended March 29, 2014
North America	$203	$500	$173	$876
South America	57	9	—	66
Europe	2,628	605	1	3,234
Asia	6	—	100	106
Corporate	18	4,351	60	4,429
Total	$2,912	$5,465	$334	$8,711

Special Charges, Net
As part of our business strategy, the Company incurs amounts related to corporate-level decisions or actions by the Board of Directors. These actions are primarily associated with initiatives attributable to acquisition integration, restructuring and realignment of manufacturing operations and management structures as well as the pursuit of certain transaction opportunities when applicable. In addition, the Company evaluates its long-lived assets for impairment whenever events or changes in circumstances including the aforementioned, indicate that the carrying amounts may not be recoverable. These amounts are included in Special charges, net in the Consolidated Statement of Operations.
A summary of special charges for each respective period is as follows:

In thousands	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 29, 2012
Restructuring and plant realignment costs	$9,713	$8,633	$15,074
Acquisition - Blackstone	—	37	452
Acquisition and integration - Providência	24,435	—	—
Acquisition and integration - Fiberweb	14,643	18,306	—
Colombia flood	—	—	57
Goodwill impairment	6,851	—	—
Asset impairment	—	2,259	—
Other charges	3,543	3,953	4,009
Total	$59,185	$33,188	$19,592

Restructuring and Plant Realignment Costs
The Company incurs costs associated with restructuring initiatives intended to result in improved operating performance, profitability and working capital levels. Costs associated with these initiatives include reducing headcount, improving manufacturing productivity, realignment of management structures, reducing corporate costs and rationalizing certain assets, businesses and employee benefit programs. Costs incurred for the current period primarily relate to costs incurred to realize cost improvement initiatives associated with the acquisition and integration of Fiberweb. Amounts in the prior period primarily consist of plant realignment initiatives in the North America and Europe regions. In addition, the Company incurs costs associated with less significant ongoing restructuring initiatives resulting from the continuous evaluation of opportunities to optimize manufacturing facilities and manufacturing processes. Costs associated with these initiatives primarily relate to professional consulting fees.
During 2012, the Company initiated the internal redesign and restructuring of its global operations for the purposes of realigning and repositioning the Company to consolidate the benefits of its global footprint, align resources and capabilities with future growth opportunities and provide for a more efficient structure to serve existing markets. In addition, the Company launched an initiative to utilize a third-party service provider for its Information Systems support tactical functions, including: service desk; desktop/end-user computing; server administration; network services; data center operations; database and applications development; and maintenance. Cost incurred for the respective periods presented primarily consisted of employee separation and severance expenses.
Acquisition - Blackstone
As a result of the Merger on January 28, 2011, the Company incurred direct acquisition costs associated with the transaction including investment banking, legal, accounting and other fees for professional services. Other expenses included direct financing costs associated with the issuance of the Senior Secured Notes as well as the fee to enter into the ABL Facility, both of which have been capitalized as intangible assets on the Consolidated Balance Sheet as of the date of the Merger.
Acquisition and Integration - Providência
In association with the Providência Acquisition, the Company incurred direct acquisition costs associated with the transaction including investment banking, legal, accounting and other fees for professional services. Other expenses included direct financing costs associated with both the Senior Unsecured Notes and the Incremental Amendment to the Term Loans. These costs have been capitalized as intangible assets on the Consolidated Balance Sheet as of the date of the Providência Acquisition. However, a portion of these costs related to the Incremental Term loan were expensed as incurred.
Acquisition and Integration - Fiberweb
In association with the Fiberweb Acquisition, the Company incurred direct acquisition costs associated with the transaction including investment banking, legal, accounting and other fees for professional services. Other expenses included direct financing costs associated with both the Secured Bridge Facility and the Unsecured Bridge Facility, as well as with the Term Loans. These costs have been capitalized as intangible assets on the Consolidated Balance Sheet as of the date of the Fiberweb Acquisition. In addition, the Company has launched several initiatives during 2014 focused on the integration of Fiberweb into the existing operations and underlying processes of the Company. These initiatives include cost reduction initiatives and costs associated with integrating the back office activities of the combined business. As a result, the Company incurred costs directly associated with these activities which include legal, accounting and other fees for professional services.
Colombia Flood
In December 2010, a severe rainy season impacted many parts of Colombia and caused the Company to temporarily cease manufacturing at its Cali, Colombia facility due to a breach of a levy and flooding at the industrial park where its manufacturing facility is located. The Company established temporary offices away from the flooded area and worked with customers to meet their critical needs through the use of our global manufacturing base. The facility re-established manufacturing operations on April 4, 2011 and operations reached full run rates in third quarter of 2011. The costs related to restoration of the facility were net of insurance proceeds.
Goodwill Impairment
Goodwill is tested and reviewed annually for impairment during the fourth quarter or whenever there is a significant change in events or circumstances that indicate that the fair value of the asset may be less than the carrying amount of the asset. In light of the recent acquisition of Providência, the Company realigned its reportable segments during the third quarter of 2014 to reflect its new organizational structure and business focus. The Company reviewed the recoverability of goodwill at reporting units impacted by the reorganization and determined that amounts allocated to the Argentina/Colombia reporting unit were impaired. As a result, the Company recorded a non-cash impairment charge of $6.9 million.
Asset Impairment
The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. In the fourth quarter of 2013, the Company performed an impairment test on long-lived assets in Argentina. The Company determined the fair value of the long-lived assets to be $14.4 million. As a result, the Company recorded an non-cash impairment charge of $2.2 million to adjust the carrying value to its fair value.
Other Charges
Other charges consist primarily of expenses related to the Company’s pursuit of other business opportunities. The Company reviews its business operations on an ongoing basis in light of current and anticipated market conditions and other factors and, from time to time, may undertake certain actions in order to optimize overall business, performance or competitive position. To the extent any such decisions are made, the Company would likely incur costs associated with such actions, which could be material. Other charges also includes various corporate-level initiatives and the relocation of our Nanhai, China manufacturing facility.
Restructuring Reserve
Amounts accrued for Restructuring and Plant Realignment costs are included in Accounts payable and accrued liabilities in the Consolidated Balance Sheets. Changes in the Company's reserves for the respective periods presented are as follows:

In thousands	North America	South America	Europe	Asia	Corporate	Total
December 29, 2012	$920	$848	$1,431	$639	$2,440	$6,278
Additions	1,700	922	4,238	1	1,772	8,633
Acquisitions	92	—	1,789	129	—	2,010
Cash payments	(1,647)	(868)	(2,980)	(505)	(2,343)	(8,343)
Translation and other	—	(127)	9	—	—	(118)
December 28, 2013	1,065	775	4,487	264	1,869	8,460
Additions	1,324	842	7,472	(64)	139	9,713
Acquisitions	—	—	—	—	—	—
Cash payments	(2,304)	(164)	(8,807)	(99)	(1,828)	(13,202)
Translation and other	513	(308)	(1,434)	(62)	—	(1,291)
December 31, 2014	$598	$1,145	$1,718	$39	$180	$3,680

The Company accounts for its restructuring programs in accordance with ASC 712, "Compensation - Non-retirement Postemployment Benefits" ("ASC 712") and ASC 420, "Exit of Disposal Cost Obligations" ("ASC 420"). Programs in existence prior to the acquisition of Fiberweb are substantially complete as of the end of 2014. As a result of the acquisition of Fiberweb, the Company has initiated a restructuring program to integrate and optimize the combined footprint. Total Projected costs for these programs are expected to range between $16.0 million and $23.0 million with payments continuing into 2015. Cost incurred since the Fiberweb Acquisition Date totaled $12.8 million.
A summary of special charges by reportable segment is as follows:

In thousands	Restructuring and Plant Realignment Costs	Acquisition and Integration Costs	Other Special Charges	Total Special Charges, Net
For the year ended December 31, 2014
North America	$1,324	$4,906	$881	$7,111
South America	842	4,627	6,851	12,320
Europe	7,472	3,999	—	11,471
Asia	(64)	—	2,215	2,151
Corporate	139	25,546	447	26,132
Total	$9,713	$39,078	$10,394	$59,185

For the year ended December 28, 2013
North America	$1,700	$244	$139	$2,083
South America	922	4	2,213	3,139
Europe	4,238	1,275	—	5,513
Asia	1	—	202	203
Corporate	1,772	16,820	3,658	22,250
Total	$8,633	$18,343	$6,212	$33,188

For the year ended December 29, 2012
North America	$4,212	$—	$—	$4,212
South America	1,721	—	65	1,786
Europe	3,180	—	—	3,180
Asia	829	—	—	829
Corporate	5,132	452	4,001	9,585
Total	$15,074	$452	$4,066	$19,592